Income Taxes - United States and Foreign Components of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
United States	$ 59,344	$ (135,978)	$ (39,323)
Foreign	468,426	300,562	187,638
Income from continuing operations before income taxes	$ 527,770	$ 164,584	$ 148,315